SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Expense	$ 1,144,889	$ 1,059,269	$ 2,017,856	$ 2,474,230	$ 2,540,353
Rental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Expense			$ 1,167,097	$ 1,184,831	$ 901,106